Income Taxes - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Major components of tax expense (income) [abstract]
Tax losses for which deferred tax assets recognized	$ 102.2	$ 108.9
Unused tax losses for which no deferred tax asset recognized	$ 14.3	$ 34.2